Share-based payments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payment schemes
	Charge for the year
	2017	2016	2015
	£m	£m	£m
Share Value Plan	153	473	442
Deferred Share Value Plan	166	-	-
Others	186	192	86
Total equity settled	505	665	528
Cash settled	3	1	4
Total share-based payments	508	666	532

Share option and award plans
	2017				2016
	Weighted average fair value per award granted in year	Weighted average share price at exercise/release during year	Weightedaverageremainingcontractuallife in years	Number ofoptions/awardsoutstanding(000s)	Weighted average fair value per award granted in year	Weighted average share price at exercise/release during year	Weightedaverageremainingcontractuallife in years	Number ofoptions/awardsoutstanding(000s)
	£	£			£	£
SVP[a,b]	2.30	2.29	1	191,610	1.66	1.66	1	406,016
DSVP[a,b]	2.26	2.06	1	125,399	-	-	-	-
Others[a]	0.41-2.30	1.99-2.30	0-3	210,160	0.61-1.67	1.65-1.88	0-3	205,129

Notes

a Options/award granted over Barclays PLC shares.

b Nil cost award and therefore the weighted average exercise price was nil.

c The number of awards within Others at the end of the year principally relates to Sharesave (number of awards exercisable at end of year was 10,121,109). The weighted average exercise price relates to Sharesave.

Movements in options and awards
	SVP[a,b]		DSVP[a,b]		Others[a,c]
	Number (000s)		Number (000s)		Number (000s)		Weighted averageex. price (£)
	2017	2016	2017	2016	2017	2016	2017	2016
Outstanding at beginning of year/acquisition date	406,016	386,470	-	-	205,129	166,975	1.38	1.75
Granted in the year	943	229,371	132,316	-	118,222	154,069	1.66	1.20
Exercised/released in the year	(200,350)	(191,623)	(2,275)	-	(90,324)	(60,912)	1.52	1.39
Less: forfeited in the year	(14,999)	(18,202)	(4,642)	-	(17,733)	(47,342)	1.42	1.95
Less: expired in the year	-	-	-	-	(5,134)	(7,661)	2.03	1.83
Outstanding at end of year	191,610	406,016	125,399	-	210,160	205,129	1.41	1.38
Of which exercisable:	18	-	-	-	24,569	24,435	1.59	1.78

Notes

a Options/award granted over Barclays PLC shares.

b Nil cost award and therefore the weighted average exercise price was nil.

c The number of awards within Others at the end of the year principally relates to Sharesave (number of awards exercisable at end of year was 10,121,109). The weighted average exercise price relates to Sharesave.